Fair Value of Financial Instruments (Reconciliation of Investments) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Investment beginning balance	$ 190,172	$ 201,600	$ 211,680
Foreign currency translation	(4,755)	(11,428)	(10,080)
Investment ending balance	$ 185,417	$ 190,172	$ 201,600